Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases

Future minimum payments under non-cancelable operating leases with initial terms in excess of one year consist of the following at December 31, 2013:

	RMB	US$
2014	9,701	1,602
2015	5,473	904
2016	574	95
2017 and thereafter	—	—

	15,748	2,601